Receivables from Group Companies (Details) - Parent Company kr in Thousands	12 Months Ended
Dec. 31, 2020 SEK (kr)
Receivables from Group Companies [Line Items]
Opening balance	kr 0
Additional receivables	1,694
Exchange differences	(209)
Net book value	kr 1,485